Shareholders’ Equity (Details) - Schedule of activity in the RSUs granted to employees	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of activity in the RSUs granted to employees [Abstract]
Number of RSUs, Unvested beginning balance | shares
Weighted average grant date fair value, Unvested beginning balance | $ / shares
Number of RSUs, Granted | shares	164,784
Weighted average grant date fair value, Granted | $ / shares	$ 9.47
Number of RSUs, Forfeited | shares	(8,300)
Weighted average grant date fair value, Forfeited | $ / shares	$ 9.51
Number of RSUs, Unvested ending balance | shares	156,484
Weighted average grant date fair value, Unvested ending balance | $ / shares	$ 9.47